12. Share-Based Compensation (Details - Share based compensation) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation	$ 535,678	$ 147,228	$ 2,594,113	$ 1,513,238
Research and Development Expense [Member]
Share-based compensation			229,964	952,829
General and Administrative Expense [Member]
Share-based compensation			$ 2,364,149	$ 560,409